STOCKHOLDERS' EQUITY (Details)								3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 21, 2024 USD ($) $ / shares shares	Sep. 08, 2023 USD ($) D $ / shares shares	Oct. 25, 2022 USD ($) $ / shares shares	Oct. 20, 2022 USD ($)	Jun. 27, 2022	Jun. 24, 2022	Dec. 23, 2020 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Sep. 30, 2023 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Jan. 31, 2024 $ / shares	Oct. 25, 2023 shares	Oct. 24, 2023 shares	Oct. 31, 2022 $ / shares shares	Sep. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares								24,613,833						24,613,833		28,002,379
Proceeds from exercise of warrants | $												$ 3	$ 3	$ 61,410,815	$ 348,641	$ 789,642
Number of warrants exercised																177,877	0
Reverse stock split					0.10
Common stock, shares authorized								170,000,000			170,000,000	170,000,000	170,000,000	170,000,000	170,000,000	170,000,000	170,000,000		170,000,000	160,000,000		160,000,000	160,000,000	160,000,000
Common stock par value | $ / shares								$ 0.00001			$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001					$ 0.00001	$ 0.00001	$ 0.00001
September 2023 Private Placement
STOCKHOLDERS' EQUITY
Gross proceeds | $		$ 24,500,000
Net proceeds | $		$ 22,200,000
October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares			3,275,153
Gross proceeds | $			$ 10,700,000
Proceeds from exercise of warrants | $																$ 348,638
Exercise price of warrants (in dollars per share) | $ / shares			$ 2.085
Estimated offering expenses | $			$ 9,600,000
Other expenses | $				$ 6,300,000
Common Stock
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)																9,947,684
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period								767
Common Stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)														1,869,890
Common Stock | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares			1,875,945
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.96
Minimum | Common Stock
STOCKHOLDERS' EQUITY
Reverse stock split						0.10
Maximum | Common Stock
STOCKHOLDERS' EQUITY
Reverse stock split						0.20
Preferred Stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Number of shares converted		905.24
Common Stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Convertible preferred shares issued		9,947,684
Common stock par value | $ / shares		$ 1.82
Series D preferred stock | Private placement
STOCKHOLDERS' EQUITY
Shares issued							1,000
Preferred shares are convertible into a number of shares of common stock (per shares)							13.5
Price per share | $ / shares							$ 13,500
Series D Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Shares issued							1,518.518
Series D Convertible Preferred Stock | Private placement
STOCKHOLDERS' EQUITY
Preferred shares are convertible into a number of shares of common stock | $							$ 13,500
Series E Warrants | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Share price | $ / shares		$ 20,000
Series E-1 preferred stock
STOCKHOLDERS' EQUITY
Shares issued											1,225
Series E-1 preferred stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Shares issued		1,225
Conversion price per share | $ / shares		$ 1.82
Convertible preferred shares issued		13,461,538
Gross proceeds from stockholders' equity | $		$ 17,820,000
Series E-2 Preferred Stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)														170.16
Common stock par value | $ / shares		$ 1.82
Number of shares converted		905.24
Series E-2 Preferred Stock | Common Stock
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)								965,934		903,956
Series E-3 preferred stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Conversion price per share | $ / shares		$ 3.185																$ 3.185
Convertible preferred shares issued		13,846,154
Conversion of pre-funded warrants into common shares (in shares)														12,574,557
Number of shares converted														2,002.5
Series E-3 preferred stock | Common Stock
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)									2,684,458	9,890,099
Series E-4 preferred stock
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares	1,610
Conversion of pre-funded warrants into common shares (in shares)	3,750,909
Number of shares converted	896
Series E-4 preferred stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Conversion price per share | $ / shares		$ 4.7775
Convertible preferred shares issued		7,179,487
Series E-4 preferred stock | Common Stock
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)								3,750,909
Tranche A and B Warrants | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Gross proceeds from stockholders' equity | $		$ 4,800,000
December 2020 Public Offering | Private placement
STOCKHOLDERS' EQUITY
Shares issued							1,814,813
Common stock par value | $ / shares							$ 0.00001
Public offering price of share | $ / shares							$ 13.5
October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares			3,275,153
Gross proceeds | $			$ 10,700,000
Proceeds from exercise of warrants | $														$ 1,100,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 2.085
Class of warrant or rights from which warrants or rights exercisable. | $ / shares			$ 0.00001
Estimated offering expenses | $			$ 9,600,000
Number of warrants exercised														547,177
October 2022 Public Offering and Private Placement | Common Stock
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares			1,875,945
Exercise price of warrants (in dollars per share) | $ / shares			$ 1.96
Common Stock | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)														1,079,132	0
Common warrants | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Conversion of pre-funded warrants into common shares (in shares)																355,235
Proceeds from public offering allocated to stock and warrants | $				6,400,000
Prefunded Warrant | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares			1,875,945
pre-funded warrants																355,235
Prefunded Warrant | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares			1,875,945
Exercise price of warrants (in dollars per share) | $ / shares			$ 2.08499
pre-funded warrants														1,079,132
2023 Tranche A Preferred Warrants | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Proceeds from exercise of warrants | $		$ 44,100,000
2023 Tranche A Preferred Warrants | Series E-3 preferred stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares		2,205
Proceeds from exercise of warrants | $		$ 44,100,000
Number of days		10
2023 Tranche B Preferred Warrants
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares								439,560						439,560
Exercise price of warrants (in dollars per share) | $ / shares								$ 4.7775						$ 4.7775
2023 Tranche B Preferred Warrants | Series E-4 preferred stock
STOCKHOLDERS' EQUITY
Conversion price per share | $ / shares	$ 2.52
Proceeds from exercise of warrants | $	$ 19,400,000
Common stock par value | $ / shares	$ 0.00001
2023 Tranche B Preferred Warrants | Series E-4 preferred stock | September 2023 Private Placement
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares		1,715
Proceeds from exercise of warrants | $		$ 34,300,000
Number of days		10
2022 Pre-Funded Common Warrants
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares																					1,875,941
2022 Pre-Funded Common Warrants | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Exercise price of warrants (in dollars per share) | $ / shares			0.00001
Purchase price | $ / shares			$ 2.08499
Proceeds from public offering allocated to stock and warrants | $				3,700,000
2022 Common Warrants
STOCKHOLDERS' EQUITY
Warrants issued to purchase shares								4,201,044						4,201,044							5,151,098
Exercise price of warrants (in dollars per share) | $ / shares								$ 1.96						$ 1.96							$ 1.96
2022 Common Warrants | October 2022 Public Offering and Private Placement
STOCKHOLDERS' EQUITY
Proceeds from public offering allocated to stock and warrants | $				$ 7,000,000